HOTEL OPERATING COSTS	6 Months Ended
Jun. 30, 2025
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS

10.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Six Months Ended
	June 30,
	2024	2025
Rents	2,177	2,074
Utilities	341	319
Personnel costs	2,562	2,806
Depreciation and amortization	634	597
Consumable, food and beverage	620	570
Others	962	990
Total	7,296	7,356